Stock-Based Compensation Plans and Arrangements - Restricted Stock and Performance Stock Unit Activity (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 17
Weighted average period for total unrecognized compensation cost	1 year 4 months 24 days
Restricted Stock Units and Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of restricted stock that vested	$ 23	$ 30	$ 29
Unrecognized compensation cost	$ 16
Weighted average period for total unrecognized compensation cost	1 year 4 months 24 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of restricted stock that vested	$ 1	$ 1	$ 1
Unrecognized compensation cost	$ 0